Financial Instruments and Risks Management - Fair Value of Loans and Financing (Details) - Discount rate - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments and Risks Management
Financial Liabilities, Fair Value	R$ 66,707,543	R$ 40,048,279
Foreign | Bonds | Fixed
Financial Instruments and Risks Management
Yield used to discount	U.S.$	U.S.$
Financial Liabilities, Fair Value	R$ 30,066,087	R$ 15,035,165
Foreign | Export credits ("Pre payment")
Financial Instruments and Risks Management
Yield used to discount	LIBOR U.S.$	LIBOR U.S.$
Financial Liabilities, Fair Value	R$ 17,213,963	R$ 12,819,072
Foreign | Export credits ("Finnvera")
Financial Instruments and Risks Management
Yield used to discount		LIBOR U.S.$
Financial Liabilities, Fair Value		R$ 832,907
Foreign | Export credits (ACC - pre-payment)
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 575,521	R$ 1,732,088
Domestic | BNP - Forest Financing
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 193,646
Domestic | BNDES | TJLP
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,895,959	R$ 206,601
Domestic | BNDES | TLP
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 535,812
Domestic | BNDES | Fixed
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 113,979	R$ 348,827
Domestic | BNDES | SELIC
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 693,969
Domestic | BNDES | Currency basket
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 54,420	R$ 169,243
Domestic | CRA ("Agribusiness Receivables Certificates")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 6,039,983	R$ 2,383,775
Domestic | Debentures
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 5,534,691	R$ 4,721,603
Domestic | FINAME
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 14,168
Domestic | FINEP
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 5,138
Domestic | Export credit note
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 1,445,383	R$ 1,501,623
Domestic | NCR ("Rural Credit Notes")
Financial Instruments and Risks Management
Yield used to discount	DI 1	DI 1
Financial Liabilities, Fair Value	R$ 288,122	R$ 297,375
Domestic | Export credits ("Pre payment")
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 1,464,798
Domestic | FDCO ("West Center Development Fund")
Financial Instruments and Risks Management
Yield used to discount	DI 1
Financial Liabilities, Fair Value	R$ 571,904